SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Tables
Schedule of segment reporting

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2013
Interest income	$10,745	$12,216	$—	$38	$22,999
Interest expense	—	2,651	—	—	2,651

Net interest income	10,745	9,565	—	38	20,348
Impairment	—	3,756	—	—	3,756
Other income	61,960	58	36,164	—	98,182
Operating expenses	34	152	—	5,366	5,552

Net income (loss)	$72,671	$5,715	$36,164	$(5,328)	$109,222

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2013
Interest income	$20,780	$18,372	$—	$38	$39,190
Interest expense	—	3,550	—	—	3,550

Net interest income	20,780	14,822	—	38	35,640
Impairment	—	3,756	—	—	3,756
Other income	64,787	58	36,164	—	101,009
Operating expenses	96	152	1,951	8,397	10,596

Net income (loss)	$85,471	$10,972	$34,213	$(8,359)	$122,297

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
June 30, 2013
Investments	$454,573	$1,792,875	$280,816	$—	$2,528,264
Cash and cash equivalents	—	—	—	209,699	209,699
Other assets	—	4,379	—	100	4,479

Total assets	454,573	1,797,254	280,816	209,799	2,742,442

Debt	—	(1,474,338)	—	—	(1,474,338)
Other liabilities	(67)	(1,734)	—	(20,578)	(22,379)

Total liabilities	(67)	(1,476,072)	—	(20,578)	(1,496,717)

GAAP book value	$454,506	$321,182	$280,816	$189,221	$1,245,725

Investments in equity method investees	$183,153	$—	$280,816	$—	$463,969

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended June 30, 2012
Interest income	$4,479	$—	$—	$—	$4,479
Interest expense	—	—	—	—	—

Net interest income	4,479	—	—	—	4,479
Other income	3,523	—	—	—	3,523
Operating expenses	761	—	—	767	1,528

Net income (loss)	$7,241	$—	$—	$(767)	$6,474

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Six Months Ended June 30, 2012
Interest income	$6,516	$—	$—	$—	$6,516
Interest expense	—	—	—	—	—

Net interest income	6,516	—	—	—	6,516
Other income	4,739	—	—	—	4,739
Operating expenses	1,147	—	—	946	2,093

Net income (loss)	$10,108	$—	$—	$(946)	$9,162

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791